Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 2021	March 31, 2020
Current
Term bank loans (Refer note below)	1,533,435	935,333
Other working capital facilities (Refer note below)	3,295,986	2,258,750
Borrowings from others (Refer note below)	937,220	1,167,548
	5,766,641	4,361,631
Non current
Term bank loans (Refer note below)	2,344,951	2,791,545
Borrowings from others (Refer note below)	1,297,637	949,560
	3,642,588	3,741,105